Other Reserves - Summary of Other Reserves (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other reserves [Line Items]
Beginning Balance	¥ 1,769,185	¥ 3,771,768	¥ 10,918,331
Exercise of share-based payment	2,282	1,737	58,953
Foreign operation translation difference	(119,656)	(465,590)	(1,581,252)
Appropriation to general reserve			42,078
Acquisition of non-controlling interests of a subsidiary		4,511
Share-based payment	(17,888)	(36,089)	45,491
Redemption and extension of convertible promissory notes			(5,584,770)
Repayment of optionally convertible promissory notes		(1,489,748)
Ending Balance	1,591,448	1,769,185	3,771,768
Employee share-based compensation reserve [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	600,476	652,232	674,851
Exercise of share-based payment	(40,193)	(15,667)	(68,110)
Share-based payment	(17,888)	(36,089)	45,491
Ending Balance	542,395	600,476	652,232
Translation differences [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,871,860)	(1,406,270)	174,982
Foreign operation translation difference	(119,656)	(465,590)	(1,581,252)
Ending Balance	(1,991,516)	(1,871,860)	(1,406,270)
General reserve [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	4,440,851	4,440,851	4,398,773
Appropriation to general reserve			42,078
Ending Balance	4,440,851	4,440,851	4,440,851
Value of conversion rights - optionally convertible promissory notes [member]
Disclosure of Other reserves [Line Items]
Beginning Balance		1,489,748	1,489,748
Repayment of optionally convertible promissory notes		(1,489,748)
Ending Balance			1,489,748
Value of conversion rights - convertible promissory notes [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	160,185	160,185	5,744,955
Redemption and extension of convertible promissory notes			(5,584,770)
Repayment of optionally convertible promissory notes		0
Ending Balance	160,185	160,185	160,185
Capital reserve and others [member]
Disclosure of Other reserves [Line Items]
Beginning Balance	(1,560,467)	(1,564,978)	(1,564,978)
Acquisition of non-controlling interests of a subsidiary		4,511
Ending Balance	¥ (1,560,467)	¥ (1,560,467)	¥ (1,564,978)